KALMAR
     POOLED
 INVESTMENT
      TRUST
-----------
                                [GRAPHIC OMITTED]



                                       KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2000

              KALMAR
              POOLED
          INVESTMENT
               TRUST
          ----------

"Growth-with-Value"
    Small Cap Fund

                                                          REPORT FROM MANAGEMENT

DEAR FELLOW SHAREHOLDERS AND FRIENDS:

The first six months of the Year 2000 represented quite a roller coaster ride for the U.S. stock market, particularly for certain of its racier segments, accompanied by unprecedented day-by-day volatility. The fact that most market indexes finished relatively little changed gives no clue to the radical highs and lows that the market put its increasing number of speculative investors through. From the first two months climactic blow-off in Technology, Internet, and other New Economy stocks, to the next several months sharp fully-deserved correction in the same, to the partial recovery in June, it was a difficult time for many. Despite this volatility, in contrast, it was a very gratifying and rewarding period for Kalmar Fund shareholders, as can be seen below. Importantly also, your strong outperformance developed for good, understandable reasons and was generated in what one might consider "the right way" in a risk adjusted, fundamental sense.

                                                                                               SINCE
                                     JUNE     2ND QUARTER  YEAR TO DATE  ONE YEAR   3 YEARS   INCEPTION
                                    -------   -----------  ------------  --------  --------  -----------
Kalmar "Growth-with-Value" Fund      10.14       5.72        19.91        27.11     42.67      71.77
Russell 2000 Index                    8.72      (3.78)        3.04        14.32     35.20      55.87
Russell 2000 Value Index              2.92       1.94         5.85        (0.94)    11.97      27.92
Lipper Small Cap Core Index           8.82      (1.60)        8.55        23.62     38.98      61.83
S&P 500 Index                         2.49      (2.66)       (0.47)        7.24     71.33     100.74

PORTFOLIO STRATEGY

Throughout the frenzied, ultra narrow, ultra speculative Tech and Internet craze of the late Fall and Winter -- during which your Fund's "Growth-with-Value" investment style could not be expected to do well -- we held true to our on-going determination to develop portfolios with offensive muscle but without taking on the severe risks of questionable business models, extreme valuations, or highly momentumized "greater fool" names. The benefits of this responsible strategy, while delayed earlier by the speculative fever and one-dimensional psychology of the market, have been realized more recently.

Thus, in general terms, the reasons for your Fund's very substantial outperformance for the Second Quarter and Year-to-Date can be attributed to the productive integration of our "Growth-with-Value" style, creative research in inefficiently-valued "good growing businesses", the benefits of portfolio balance resulting from our proactive diversification strategy (which aims to own individually dynamic companies across a wide range of industries), and our conscious emphasis on controlling risk while keeping reward potential high.

As we see it, the first half of 2000 represented a continuation of the market's on again/off again broadening effort, which began initially in April 1999. In effect, while correcting, the market broadened and became more discriminating. At least temporarily, it seems more willing to reward good, forward, sensibly-valued growing companies for their accomplishments, profitable business models, and innovative e-commerce initiatives -- particularly relative to the pure-play New Economy speculative names that had utterly dominated investor psychology earlier. What we have been experiencing is an overdue catch-up of substance versus sizzle, combined with research and stock picking that have been good right along, though masked by the hugely speculative, narrow, polarized market that we have thankfully been exiting for several months. We also benefited from the sensible balance between our technology and non-technology holdings, as well as generally top-notch fundamental business delivery company by company throughout your portfolio.

              KALMAR
              POOLED
          INVESTMENT
               TRUST
          ----------

 "GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                             REPORT FROM MANAGEMENT -- CONTINUED

SECTORAL POSITIONING/STOCK PICKING

In sectoral positioning terms, the reasons behind our outperformance of the Russell 2000, for instance, can be described quite easily for this half year. Our specific stock holdings simply outperformed the Russell 2000 in each of its economic sectors, irrespective of our sector weightings which are typically somewhat different than the index. This is legitimately a function of good research and strong company business delivery. Still, given its very comprehensiveness, such a total sweep must be considered a rather rare event in the context of our bottom-up low turnover investment style. Remember we focus on superior intermediate and long term performance with a genuine company ownership investment intent -- rather than scrambling to stay on the edge of short run market psychology, with all the rapid sector rotation and high turnover that implies.

Consider the Second Quarter's experience in more detail to illustrate these points. The Russell Technology Sector did badly, with Kalmar having about a 4% higher technology weighting than the Russell's. Yet your Fund's tech stocks in aggregate declined only very slightly compared to a much deeper decline for the Russell Technology group. For sectors that did well, the experience was similar. Kalmar had less than half the Russell's Health Care sector weighting -- mainly because biotech and genomic stocks are difficult for a genuine investor to participate in, let alone a "Growth-with-Value" investor. Why? Because of the difficulty of reasonably handicapping the potential success or failure of futuristic research; because of the venture aspect of the business/research risk; and because of the typically formative nature of the organizations -- to say nothing of the often wholly unrealistic valuations of the stocks. Yet your Fund's specific stock outperformance largely compensated for your Fund's so called underweighting in Health Care. Your Fund's Energy exposure represented the clearest relative to sector win/win. Here we had a 3.5% higher than Russell weighting plus modest specific stock outperformance in this strong performing group. All in all, a very satisfying Quarter and First half.

BEST PERFORMERS/WORST PERFORMERS/NEW HOLDINGS

Finally, a few stock by stock specifics to provide some granularity for your interest. Once again, we'll focus on the Second Quarter for reasons of freshness. Despite the correction in many technology-related names in the last several months, our best performers were certain technology and telecommunications companies -- though ones, as we always try to ensure, characterized by appealing profitability and reasonable valuations. This contrasts to the futuristic often-profitless "story stocks" that had skyrocketed earlier, many of which flamed out since. Examples from among your top portfolio performers would be Tollgrade Communications, a specialty producer of diagnostic equipment that helps in the implementation of broadband services over phone lines; or C&D Technologies, a producer of power back up systems benefiting from the wireless build-out; or Insight Enterprises, a rapidly growing direct marketer of computer equipment to small businesses. Continuing the small company take-over trend we have frequently discussed, we also had two technology related companies bid for at meaningful premiums, namely, Burr-Brown and Shared Medical Systems.

Your Fund's worst performers in the Half and Quarter, not surprisingly given the tech correction, were certain other technology related stocks as well as certain few stocks from other sectors. Virtually all poor performers incurred operational or business disappointments of one degree or another. In the case of Datastream, for instance, we have sold the stock because the company has proven unable to transition its business model in the successful way we anticipated. First Consulting Group and Pacific Sunwear, by contrast, we continue to hold for the time being because of confidence in their respective managements, as they work through seemingly transitory business rough patches.

              KALMAR
              POOLED
          INVESTMENT
               TRUST
          ----------

"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                             REPORT FROM MANAGEMENT -- CONTINUED

All in all in the last six months, out of a portfolio of approximately seventy-five names, we liquidated seventeen holdings completely, either because of a decision to harvest full valuation, to eliminate the occasional problem child, or to make room for newer, stronger potential appreciation candidates. In like vein, we "peeled the onion" to bank success and control risk in twenty-six other names. The capital from these actions went toward beefing up eighteen existing positions and the initial purchase of twenty-three entirely new holdings. Of the full and partial sales, five represented takeovers either initiated by strategic buyers or by management lead LBO groups. Given the discounted relative valuation of small company stocks generally, we expect this takeover trend to continue active.

Examples of new company holdings, for your interest, include: Advanced Digital Information, a specialist in network data storage systems benefiting from the growth of the Internet; Barr Labs, a generic drug developer with a differentiated three-pronged growth strategy; Buca di Beppo, a rapidly growing operator of unique family style Italian restaurants; Mobile Mini, a nationally expanding lessor of portable storage containers; and Morrison Management Specialists, a growth outsourcer of food and nutritional services to the healthcare industry. Each of these companies should be able to continue to deliver strong or improving growth in the potentially slowing economic environment we foresee, brought on by the six Federal Reserve interest rate increases of the last year. Each of them, plus your other portfolio holdings of course, has an appealing, successful business model. And each stock when purchased also sold at an inefficient valuation and was under-owned institutionally, in our judgment.

This brings best wishes from your dedicated twenty-person Kalmar "Growth-with-Value" team for a healthy and prosperous Summer and Fall.

                                                  Yours sincerely,

                                                  /S/ FORD B. DRAPER
                                                  Ford B. Draper, Jr.
                                                  President

                               [GRAPHIC OMITTED]
            [EDGAR REPRESENTATION OF PLOT POINTS IN PRINTED GRAPHIC]

Kalmar "Growth-with-Value" Small Cap Fund Growth of $10,000 vs. The Russell 2000 Index, The Russell 2000 Value Index and The Lipper Small Cap Fund Index

          AVERAGE ANNUAL RETURNS
                    1 YEAR    SINCE INCEPTION*
                    ------    ----------------
Fund                27.11%    18.27%
Russell 2000        14.32%    14.76%
Russell 2000 Value  (0.94)%    7.94%
Lipper Small Cap    23.62%    16.10%

             Kalmar    Russell   Lipper   Russell 2000 Value
           Small Cap    2000   Small Cap
 4/11/97     $10,000   $10,000  $10,000        $10,000
12/31/97     $14,635   $12,786  $12,602        $13,114
12/31/98     $13,514   $12,460  $12,495        $12,268
12/31/99     $14,325   $15,128  $14,908        $12,086
 6/30/00     $17,177   $15,587  $16,183        $12,792

*  The Fund commenced operations on April 11, 1997.

PLEASE BEAR IN MIND THAT INVESTING IN SMALL COMPANIES' STOCKS CAN INVOLVE HIGHER RISK AND VOLATILITY THAN THOSE OF LARGER COMPANIES. THE RUSSELL 2000 AND RUSSELL 2000 VALUE ARE UNMANAGED STOCK MARKET INDICES WITHOUT ANY ASSOCIATED EXPENSES AND THEIR RETURNS ASSUME THE REINVESTMENT OF ALL DIVIDENDS. THE LIPPER SMALL CAP FUND INDEX FROM INCEPTION TO AUGUST 31, 1999 IS AN UNWEIGHTED INDEX OF MUTUAL FUND PERFORMANCE WHICH CONSISTS OF THE AVERAGE RETURN OF THE 30 LARGEST SMALL CAP FUNDS. SINCE AUGUST 31, 1999 THE LIPPER SMALL CAP FUND INDEX IS CALCULATED USING A WEIGHTED AGGREGATE COMPOSITE INDEX FORMULA WHICH IS REBASED ANNUALLY. ALSO, PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES MAY FLUCTUATE, SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. DISTRIBUTED BY PROVIDENT DISTRIBUTORS, INC.

              KALMAR
              POOLED
          INVESTMENT
               TRUST
          ----------

"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                             SCHEDULE OF INVESTMENTS (UNAUDITED)
                                                                   JUNE 30, 2000

                                                                     MARKET
                                                                      VALUE
                                                       SHARES       (NOTE 2)
                                                      ---------    ----------

COMMON STOCK -- 93.2%

BUSINESS EQUIPMENT & SERVICES -- 22.9%
         BUSINESS EQUIPMENT & SERVICES -- 17.3%
         Acxiom Corp.* .............................    198,160   $  5,399,860
         Answerthink Consulting Group, Inc.* .......    130,600      2,171,225
         Armor Holdings, Inc. ......................    124,000      1,612,000
         Choicepoint, Inc.* ........................     87,900      3,680,812
         Cuno, Inc.* ...............................    115,000      2,659,375
         Excel Technology, Inc.* ...................     47,500      2,389,844
         F.Y.I., Inc.* .............................    112,150      3,778,053
         First Consulting Group* ...................    139,500        775,969
         Hall Kinion & Associates, Inc. ............     25,350        844,472
         Insight Enterprises, Inc.* ................    102,125      6,057,289
         Maximus, Inc.* ............................     92,600      2,048,775
         NCO Group, Inc.* ..........................    110,200      2,548,375
         RSA Security, Inc.* .......................     45,700      3,164,725
         Sensormatic Electronics Corp.* ............     83,200      1,315,600
                                                                  ------------
                                                                    38,446,374
                                                                  ------------
         TIMESHARING & SOFTWARE -- 5.6%
         Jack Henry & Associates, Inc. .............     97,000      4,862,125
         National Computer Systems, Inc. ...........     56,900      2,802,325
         RadiSys Corp.* ............................     76,350      4,332,862
         Saga Systems, Inc.+ .......................     35,200        437,800
                                                                  ------------
                                                                    12,435,112
                                                                  ------------
         TOTAL BUSINESS EQUIPMENT & SERVICES ..................     50,881,486
                                                                  ------------
CAPITAL GOODS -- 15.5%
         CAPITAL EQUIPMENT -- 3.6%
         Applied Power, Inc. (A Shares) ............    105,695      3,540,782
         Shaw Group, Inc.* .........................     93,000      4,382,625
                                                                  ------------
                                                                     7,923,407
                                                                  ------------
         CONSTRUCTION MATERIALS -- 3.5%
         Insituform Technologies (A Shares) ........    210,400      5,707,100
         Trex Company, Inc.* .......................     42,100      2,105,000
                                                                  ------------
                                                                     7,812,100
                                                                  ------------
         ELECTRICAL EQUIPMENT -- 6.3%
         C & D Technology, Inc. ....................     81,550      4,607,575
         Electro Scientific Industries, Inc. .......     57,200      2,518,587
         Richardson Electronics, Ltd. ..............    145,800      2,341,912
         Technitrol, Inc. ..........................     34,900      3,380,937
         Vicor Corp.* ..............................     32,700      1,138,369
                                                                  ------------
                                                                    13,987,380
                                                                  ------------
         METAL FABRICATION -- 2.1%
         Mobile Mini, Inc.* ........................     44,300        977,369
         Penn Engineering & Manufacturing Corp. ....    107,800      3,799,950
                                                                  ------------
                                                                     4,777,319
                                                                  ------------
         TOTAL CAPITAL GOODS ..................................     34,500,206
                                                                  ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

              KALMAR
              POOLED
          INVESTMENT
               TRUST
          ----------

"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
                                                                   JUNE 30, 2000

                                                                     MARKET
                                                                      VALUE
                                                       SHARES       (NOTE 2)
                                                      ---------    ----------

CONSUMER NON-DURABLES -- 2.2%
         APPAREL -- 0.5%
         Pacific Sunwear of California* ............     52,900   $    991,875
                                                                  ------------
         FOOD & RELATED -- 1.7%
         Performance Food Group Co.* ...............    119,000      3,808,000
                                                                  ------------
         TOTAL CONSUMER NON-DURABLES ..........................      4,799,875
                                                                  ------------
CONSUMER SERVICES -- 1.0%
         LEISURE TIME INDUSTRY -- 1.0%
         SCP Pool Corp.* ...........................     91,725      2,155,537
                                                                  ------------
         TOTAL CONSUMER SERVICES ..............................      2,155,537
                                                                  ------------
ENERGY -- 9.1%
         PETROLEUM - DOMESTIC -- 5.5%
         Basin Exploration Inc.* ...................     93,700      1,674,888
         Devon Energy Corp.* .......................     59,600      3,348,775
         Evergreen Resources, Inc.* ................    118,300      3,504,638
         Stone Energy Corp.* .......................     60,200      3,596,950
                                                                  ------------
                                                                    12,125,251
                                                                  ------------
         PETROLEUM - SERVICES -- 3.6%
         Grant Prideco Inc. ........................     69,700      1,742,500
         National-Oilwell, Inc.* ...................     61,100      2,008,663
         Varco International Inc. * ................     66,500      1,546,125
         Weatherford International * ...............     69,700      2,774,931
                                                                  ------------
                                                                     8,072,219
                                                                  ------------
         TOTAL ENERGY .........................................     20,197,470
                                                                  ------------
FINANCIAL SERVICES -- 3.6%
         FINANCE COMPANIES -- 3.6%
         AmeriCredit Corp.* ........................    474,700      8,069,900
                                                                  ------------
         TOTAL FINANCIAL SERVICES .............................      8,069,900
                                                                  ------------
HEALTHCARE -- 5.0%
         HEALTH CARE - DRUGS -- 1.7%
         Barr Laboratories, Inc.* ..................     83,250      3,730,641
                                                                  ------------
         HEALTH CARE - GENERAL -- 1.8%
         Dentsply International, Inc. ..............     83,900      2,585,169
         Morrison Management Specialists, Inc. .....     56,375      1,589,070
                                                                  ------------
                                                                     4,174,239
                                                                  ------------
         HOSPITAL SUPPLY & MGMT -- 1.5%
         Veterinary Centers of America, Inc.* ......    241,100      3,315,125
                                                                  ------------
         TOTAL HEALTHCARE .....................................     11,220,005
                                                                  ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

              KALMAR
              POOLED
          INVESTMENT
               TRUST
          ----------

"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
                                                                   JUNE 30, 2000

                                                                     MARKET
                                                                      VALUE
                                                       SHARES       (NOTE 2)
                                                      ---------    ----------

RAW MATERIALS -- 2.7%
         CHEMICALS - SPECIALTY -- 2.7%
         Chirex, Inc.* .............................     65,700   $  1,314,000
         Rogers Corp.* .............................    132,800      4,648,000
                                                                  ------------
         TOTAL RAW MATERIALS ..................................      5,962,000
                                                                  ------------
RETAIL -- 6.4%
         RESTAURANTS -- 2.1%
         Buca, Inc. ................................     71,900      1,123,438
         Consolidated Products, Inc.* ..............    227,025      2,043,225
         Outback Steakhouse, Inc.* .................     48,400      1,415,700
                                                                  ------------
                                                                     4,582,363
                                                                  ------------
         RETAIL - GENERAL MERCHANDISE -- 0.6%
         Cost Plus, Inc. ...........................     48,700      1,397,081
                                                                  ------------
         RETAIL - SPECIALTY STORES -- 3.7%
         David's Bridal, Inc.* .....................    114,300      1,321,594
         Michaels Stores, Inc.* ....................    100,900      4,622,481
         Whitehall Jewellers, Inc.* ................    124,950      2,171,006
                                                                  ------------
                                                                     8,115,081
                                                                  ------------
         TOTAL RETAIL .........................................     14,094,525
                                                                  ------------
TECHNOLOGY -- 23.6%
         COMMUNICATIONS EQUIPMENT -- 6.9%
         Cabletron Systems, Inc.* ..................    106,000      2,676,500
         Digital Microwave Corp.* ..................     63,600      2,424,750
         Harmonic, Inc.* ...........................     21,870        541,283
         Polycom, Inc. * ...........................     26,500      2,493,484
         Tekelec* ..................................    107,700      5,189,794
         Tollgrade Communications, Inc.* ...........     14,350      1,901,375
                                                                  ------------
                                                                    15,227,186
                                                                  ------------
         COMPUTERS - PERIPHERALS -- 11.1%
         Advanced Digital Information Corp.* .......     94,600      1,507,688
         Apex Inc.* ................................     92,400      4,042,500
         AXENT Technologies, Inc. * ................    114,900      2,850,956
         Benchmark Electronics, Inc.* ..............    108,550      3,968,859
         Datastream Systems, Inc. ..................     48,200        602,500
         Keane, Inc.* ..............................    112,800      2,439,300
         Landmark Systems Corp.* ...................    108,800        652,800
         Progress Software Corp. * .................    126,300      2,265,506
         SPSS, Inc.* ...............................     83,900      2,443,588
         Systems & Computer Technology Corp.* ......    188,910      3,778,200
                                                                  ------------
                                                                    24,551,897
                                                                  ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

              KALMAR
              POOLED
          INVESTMENT
               TRUST
          ----------

"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
                                                                   JUNE 30, 2000

                                                                     MARKET
                                                                      VALUE
                                                       SHARES       (NOTE 2)
                                                      ---------    ----------

         ELECTRONIC COMPONENTS -- 3.6%
         ATMI, Inc.* ...............................     25,050   $  1,164,825
         Burr-Brown Corp.* .........................     22,100      1,915,794
         C-Cube Microsystems, Inc.* ................     40,300        790,888
         Lattice Semiconductor Corp.* ..............     35,000      2,419,375
                                                                  ------------
                                                                     6,290,882
                                                                  ------------
         ELECTRONIC INSTRUMENTS -- 2.0%
         Credence Systems Corp.* ...................     26,000      1,434,875
         FEI Co.* ..................................     58,750      1,791,875
         Veeco Instruments, Inc.* ..................     42,100      3,083,825
                                                                  ------------
                                                                     6,310,575
                                                                  ------------
         TOTAL TECHNOLOGY .....................................     52,380,540
                                                                  ------------
TRANSPORTATION -- 1.2%
         AIR TRANSPORTATION -- 1.2%
         Skywest, Inc. .............................     69,800      2,586,962
                                                                  ------------
         TOTAL TRANSPORTATION .................................      2,586,962
                                                                  ------------
         TOTAL COMMON STOCK (Cost $148,590,224) ...............    206,848,506
                                                                  ------------

MONEY MARKET FUNDS -- 6.9%

         Sansom Street Fund - Money Market
           Portfolio ............................... 11,192,618     11,192,618
         Temp Cash Fund - Dollar Series ............  4,008,339      4,008,339
                                                                  ------------
         TOTAL MONEY MARKET FUNDS
           (Cost $15,200,957) .................................     15,200,957
                                                                  ------------

TOTAL INVESTMENTS -- (Cost $163,791,181) 100.1% ...............   $222,049,463
                                                                  ------------

OTHER ASSETS AND LIABILITIES, NET -- (0.1%) ...................       (187,773)
                                                                  ------------

NET ASSETS -- 100.0% ..........................................   $221,861,690
                                                                  ============


*   Non-income producing security.

+ The cost for Federal income tax purposes was $160,291,122. At June 30, 2000, net unrealized appreciation was $61,758,341. This consisted of aggregate gross unrealized appreciation in which there was an excess of market value over tax cost of $70,709,009, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $8,950,668.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

              KALMAR
              POOLED
          INVESTMENT
               TRUST
          ----------

"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                                                   JUNE 30, 2000

ASSETS:
Investments in securities, at market value
   (Cost $163,791,181) ..................................... $222,049,463
Receivable for:
   Dividends and interest ..................................       74,440
   Investment securities sold ..............................      813,063
Other assets ...............................................       12,820
                                                             ------------
   Total Assets ............................................  222,949,786
                                                             ------------

LIABILITIES:
Payables for:
   Investment securities purchased .........................      388,107
Capital shares redeemed ....................................      482,698
Due to Advisor .............................................       40,920
Accrued expenses ...........................................      176,371
                                                             ------------
   Total Liabilities .......................................    1,088,096
                                                             ------------
NET ASSETS ................................................. $221,861,690
                                                             ============

NET ASSETS CONSISTED OF:
Shares of beneficial interest .............................. $    137,982
Additional paid-in capital .................................  134,600,270
Net investment loss ........................................     (932,187)
Accumulated net realized gain on investments ...............   29,797,343
Net unrealized appreciation on investments .................   58,258,282
                                                             ------------

NET ASSETS FOR 13,798,165 SHARES OUTSTANDING ............... $221,861,690
                                                             ============

NET ASSET VALUE, OFFERING, AND REDEMPTION
   PRICE PER SHARE ($221,861,690/13,798,165
   outstanding shares of beneficial interest,
   $0.01 par value) ........................................       $16.08
                                                                   ======


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

              KALMAR
              POOLED
          INVESTMENT
               TRUST
          ----------

"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                             STATEMENT OF OPERATIONS (UNAUDITED)

                                                                FOR THE
                                                           SIX-MONTH PERIOD
                                                          ENDED JUNE 30, 2000
                                                          -------------------
INVESTMENT INCOME:
   Dividends ............................................... $   151,607
   Interest ................................................     162,003
                                                             -----------
   Total Income ............................................     313,610
                                                             -----------

EXPENSES:
   Advisory fee ............................................   1,005,470
   Accounting fee (Note 4) .................................      40,000
   Administration fee (Note 4) .............................     115,590
   Transfer agent fee ......................................      17,310
   Custodian fee ...........................................      13,601
   Audit ...................................................       5,509
   Legal ...................................................       5,243
   Shareholder reports .....................................      12,052
   Registration fee ........................................       6,732
   Trustee's fees ..........................................       9,743
   Amortization of organizational expense ..................       2,892
   Miscellaneous ...........................................      11,655
                                                             -----------
      Total expenses .......................................   1,245,797
                                                             -----------

NET INVESTMENT LOSS ........................................    (932,187)
                                                             -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investment transactions ............  29,262,847
   Net change in unrealized appreciation (depreciation)
      of investments .......................................   8,820,769
                                                             -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ............  38,083,616
                                                             -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....... $37,151,429
                                                             ===========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

              KALMAR
              POOLED
          INVESTMENT
               TRUST
          ----------

"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FOR THE
                                                                    SIX-MONTH PERIOD     FOR THE FISCAL
                                                                   ENDED JUNE 30, 2000     YEAR ENDED
                                                                       (UNAUDITED)      DECEMBER 31, 1999
                                                                   -------------------  -----------------
OPERATIONS:
   Net investment loss ..........................................    $   (932,187)         $ (1,595,699)
   Net realized gain (loss) on investment transactions ..........      29,262,847           (10,898,308)
   Change in net unrealized appreciation (depreciation)
      on investments ............................................       8,820,769            20,242,609
                                                                     ------------          ------------
      Net increase in net assets resulting from operations ......      37,151,429             7,748,602
                                                                     ------------          ------------

SHARE TRANSACTIONS (A):
   Receipt from shares sold .....................................       1,675,906            11,587,727
   Receipt from securities transferred in-kind ..................              --               439,086
   Shares redeemed ..............................................     (12,255,870)          (62,024,827)
                                                                     ------------          ------------
      Net decrease in net assets from Fund share
         transactions ...........................................     (10,579,964)          (49,998,014)
                                                                     ------------          ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .........................      26,571,465           (42,249,412)

NET ASSETS:
   Beginning of period ..........................................     195,290,225           237,539,637
                                                                     ------------          ------------
   End of period ................................................    $221,861,690          $195,290,225
                                                                     ============          ============

(A) TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE:
   Shares sold ..................................................         113,477               958,049
   Shares issued in exchange for securities transferred
      in kind (Note 2) ..........................................              --                40,431
   Shares redeemed ..............................................        (873,093)           (5,215,705)
                                                                     ------------          ------------
   Net decrease in shares .......................................        (759,616)           (4,217,225)

   Shares outstanding - Beginning balance .......................      14,557,781            18,775,006
                                                                     ------------          ------------
   Shares outstanding - Ending balance ..........................      13,798,165            14,557,781
                                                                     ============          ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

              KALMAR
              POOLED
          INVESTMENT
               TRUST
          ----------

"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                     FOR THE
                                                    SIX-MONTH                                                 FOR THE PERIOD
                                                  PERIOD ENDED       FOR THE FISCAL      FOR THE FISCAL       APRIL 11, 1997+
                                                  JUNE 30, 2000        YEAR ENDED          YEAR ENDED             THROUGH
                                                   (UNAUDITED)      DECEMBER 31, 1999   DECEMBER 31, 1998    DECEMBER 31, 1997
                                                  -------------     -----------------   -----------------    -----------------
Net asset value at beginning of
   period .......................................     $13.41             $12.65               $13.70               $10.00
                                                      ======             ======               ======               ======
INVESTMENT OPERATIONS
Net investment loss .............................      (0.07)             (0.11)               (0.07)               (0.04)
Net realized and unrealized
   gain (loss) on investments ...................       2.74               0.87                (0.98)                4.66
                                                      ------             ------               ------               ------
      Total from investment
         operations .............................       2.67               0.76                (1.05)                4.62
                                                      ------             ------               ------               ------
DISTRIBUTIONS
From net realized gain on
   investments ..................................         --                 --                   --                (0.57)
In excess of net realized gain on
   investments ..................................         --                 --                   --                (0.35)
                                                      ------             ------               ------               ------
      Total distributions .......................         --                 --                   --                (0.92)
                                                      ------             ------               ------               ------
Net asset value at end of period ................     $16.08             $13.41               $12.65               $13.70
                                                      ======             ======               ======               ======
Total return ....................................     19.91%              6.01%              (7.66)%               46.35%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses .....................................     1.24%*              1.25%                1.24%             1.25%*++
   Net investment income ........................   (0.92)%*            (0.78)%              (0.52)%           (0.51)%*++
Portfolio turnover rate .........................     28.19%             52.49%               27.41%               34.39%
Net assets at end of period
   (000 omitted) ................................   $221,862           $195,290             $237,540             $226,706

*   Annualized.

+   Commencement of Operations.

++ Rodney Square Management Corporation, the Fund's prior administrator and accounting agent, waived a portion of its administration and accounting fees for the period ended December 31, 1997. If these expenses had been incurred by the Fund, the annualized ratio of expenses to average daily net assets for the period ended December 31, 1997 would have been 1.32%.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

              KALMAR
              POOLED
          INVESTMENT
               TRUST
          ----------

"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF THE FUND. The Kalmar "Growth-With-Value" Small Cap Fund (the "Fund") is the first series of Kalmar Pooled Investment Trust (the "Trust"), a Delaware business trust organized on September 30, 1996. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund commenced investment operations on April 11, 1997.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the signifi-cant accounting policies of the Fund.

SECURITY VALUATION. The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, the security will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees. There were no such securities valued by the Board of Trustees on June 30, 2000.

FEDERAL INCOME TAXES. The Fund intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision has been provided.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions of any net investment income and any net realized gains will be made annually. Additional distributions may be made to the extent necessary to avoid the payment of a 4% excise tax. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. At December 31, 1999, a net investment loss of $1,595,699 and a $11,343,032 book realized capital loss was reclassified into paid in capital. The $11,343,032 book realized capital loss reclassified into paid in capital was due to a permanent difference between the tax realized capital gain of $444,724 and book realized capital loss of $10,898,308. This permanent difference was the result of securities being sold that had a permanent book and tax cost basis difference, which was caused by transfers in-kind (see "transfers in-kind"). The Fund has capital loss carryforwards of $1,199,555 and $39,155, which expire on December 31, 2006 and December 31, 2007, respectively, available to offset future capital gains. Dividends and distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

DEFERRED ORGANIZATION COSTS. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date that the Fund commenced operations. In the event that any of the initial shares of the Fund are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

              KALMAR
              POOLED
          INVESTMENT
               TRUST
          ----------

"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                          NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

TRANSFERS IN-KIND. The Fund allows shareholders to transfer securities in exchange for Fund shares. These exchanges are conducted on a taxable basis, whereby for both generally accepted accounting principles and tax purposes the cost of the securities transferred in-kind to the Fund is equal to the market value of such securities on their respective dates of contribution to the Fund. Upon the Fund's commencement of investment operations, a number of separately managed accounts managed by Kalmar Investment Advisers, transferred appreciated securities in exchange for Fund shares. These exchanges were conducted on a tax free basis, whereby for purposes of generally accepted accounting principles, the book cost of any securities transferred in-kind to the Fund is equal to the market value of such securities on their respective dates of contribution to the Fund. For tax purposes, the cost of those securities transferred in-kind to the Fund is equal to the historical cost of those securities to the contributing party. The result is a permanent difference between book cost and tax cost to the Fund. This permanent book/tax difference will cause a difference in book realized capital gains and losses and tax realized capital gains and losses. These differences will be reclassified into paid in capital.

OTHER. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES. During the six-month period ended June 30, 2000, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

                    Purchases ....................     $64,615,172
                    Sales ........................      87,113,518

4. INVESTMENT ADVISORY FEE AND OTHER SERVICES. The Fund employs Kalmar Investment Advisers as its investment adviser (the "Adviser"). Pursuant to an Investment Advisory agreement with the Trust, on behalf of the Fund, the Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the officers and Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

PFPC Inc. ("PFPC") serves as administrator to the Trust. As Administrator, PFPC is responsible for services such as budgeting, maintaining federal registration of the Fund's shares, financial reporting, compliance monitoring and corporate management.

PFPC determines the net asset value per share of the Fund and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Trust.

PFPC serves as transfer agent and dividend disbursing agent of the Fund pursuant to a Transfer Agency Agreement with the Trust.

              KALMAR
              POOLED
          INVESTMENT
               TRUST
          ----------

"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                          NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

PFPC Trust Company serves as Custodian of the assets of the Trust pursuant to a Custody Agreement with the Trust.

Certain Trustees and officers of the Trust are also officers of the Adviser. Such Trustees and officers are not paid any fees by the Trust for serving as Trustees or officers of the Trust.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               INVESTMENT ADVISER
                           KALMAR INVESTMENT ADVISERS
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                       (WEBSITE)WWW.KALMARINVESTMENTS.COM




                                   UNDERWRITER
                          PROVIDENT DISTRIBUTORS, INC.
                               3200 HORIZON DRIVE
                            KING OF PRUSSIA, PA 19406




                              SHAREHOLDER SERVICES
                                    PFPC INC.
                              400 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809




                                    CUSTODIAN
                               PFPC TRUST COMPANY
                               THE EASTWICK CENTER
                               8800 TINICUM BLVD.
                             PHILADELPHIA, PA 19153




                                  LEGAL COUNSEL
                               PEPPER HAMILTON LLP
                              3000 TWO LOGAN SQUARE
                               18TH & ARCH STREETS
                           PHILADELPHIA, PA 19103-2799




                                    AUDITORS
                           PRICEWATERHOUSECOOPERS LLP
                             2400 ELEVEN PENN CENTER
                             PHILADELPHIA, PA 19103

                         KALMAR POOLED INVESTMENT TRUST
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                              (PHONE) 302-658-7575
                               (FAX) 302-658-7513
                       (WEBSITE)WWW.KALMARINVESTMENTS.COM


KL06 - 6/00